VARIABLE INTEREST ENTITY (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 07, 2022	Jun. 30, 2021
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Disposal group including discontinued operation, consideration
Disposition of iASPEC	$ 3.0	$ 3.0
Wuhu Taoping Education Technology Co Ltd [Member]
Ownership interest, rate				51.00%
Unrelated Third Party [Member]
Ownership interest, rate			100.00%